Redeemable convertible preferred shares - Redemption rights (Details) - USD ($)		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2017	Nov. 30, 2017
Series E Preferred Stock
Redeemable convertible preferred shares
Redemption price percentage	120.00%	100.00%
Annual compound interest			9.50%
Series E Preferred Stock | Minimum
Redeemable convertible preferred shares
Implied market capitalization		$ 600,000,000
Expected proceeds from IPO		150,000,000
Series E Preferred Stock | Redemption criteria period one | Minimum
Redeemable convertible preferred shares
Redeemable revenue criteria		200,000
Series E Preferred Stock | Redemption criteria period two | Minimum
Redeemable convertible preferred shares
Redeemable revenue criteria		$ 300,000
Series B Preferred Stock
Redeemable convertible preferred shares
Redemption price percentage	150.00%	150.00%
Series A Preferred Stock
Redeemable convertible preferred shares
Redemption price percentage	200.00%	200.00%
Series C Preferred Stock
Redeemable convertible preferred shares
Redemption price percentage		200.00%
Series D Preferred Stock
Redeemable convertible preferred shares
Redemption price percentage	150.00%
Implied valuation of preferred stock			$ 500,000